ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Subsidiaries and VIEs

		Date of	Percentage
	Place of incorporation	Incorporation/acquisition	Of ownership
Major subsidiaries of the Company:
Hong Kong Zepp Holding Limited (“Zepp HK”)	Chinese Hong Kong (“HK”)	December 23, 2014	100%
ZEPP, INC. (“Zepp Inc”)	United States of America (“U.S.”)	January 15, 2015	100%
Beijing ShunYuan KaiHua Technology Co., Ltd. (“Shun Yuan”)	PRC	February 25, 2015	100%
Huami (Shenzhen) Information Technology Co., Ltd.	PRC	December 7, 2015	100%
Anhui Huami Health Technology Co., Ltd (“Anhui Health”)	PRC	December 28, 2015	100%
Zepp North America Inc. (“Zepp NA”)	U.S.	June 16, 2016	100%
Galaxy Trading Platform Limited (“Galaxy”)	HK	May 8, 2019	100%
Zepp Europe Holding B.V. (“Zepp Europe”)	Netherlands	June 11, 2020	100%
Zepp Netherlands Trading B.V. (“Zepp Netherlands”)	Netherlands	April 20, 2021	100%
Variable interest entities of the Company:
Anhui Huami	PRC	December 27, 2013	Consolidated VIE
Beijing Huami	PRC	July 11, 2014	Consolidated VIE
Major subsidiary of Anhui Huami:
Anhui Huami Healthcare Co., Ltd. (“Anhui Healthcare”)	PRC	December 5, 2016	VIE’s subsidiary

Schedule of Financial Statement Amounts and Balances of VIEs

	As of December 31,
	2024	2025
	US$	US$
Total current assets	151,642	140,226
Total non-current assets	87,166	79,726
Total assets	238,808	219,952
Total current liabilities	177,793	249,135
Total non-current liabilities	39,007	29,882
Total liabilities	216,800	279,017

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenues	141,590	32,900	20,614
Net loss	(19,382)	(23,384)	(35,911)

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Net cash provided by operating activities	84,820	37,964	7,919
Net cash provided by investing activities	7,813	4,597	1,875
Net cash (used in)/provided by financing activities	(16,562)	3,460	30,004